UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 58.9%
AUSTRALIA 2.6%
ELECTRIC—REGULATED ELECTRIC 0.3%
Spark Infrastructure Group	259,849	$513,640

MATERIALS—METALS & MINING 0.6%
Rio Tinto Ltd.	11,166	582,710
South32 Ltd. (GBP)	164,400	424,621
		1,007,331

REAL ESTATE 1.7%
DIVERSIFIED 1.1%
Charter Hall Group	105,263	443,392
Dexus Property Group	175,073	1,304,609
Mirvac Group	19,711	35,406
		1,783,407
INDUSTRIALS 0.6%
Goodman Group	149,566	966,713
TOTAL REAL ESTATE		2,750,120
TOTAL AUSTRALIA		4,271,091

AUSTRIA 0.4%
REAL ESTATE—DIVERSIFIED
BUWOG AG	22,178	664,741

BELGIUM 0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA	1,729	163,113

BRAZIL 0.6%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.2%
BRF SA, ADR (USD)(a)	18,086	260,619

ENERGY—OIL & GAS 0.0%
Petroleo Brasileiro SA, ADR (USD)(a)	6,216	62,409

MATERIALS—METALS & MINING 0.1%
Vale SA, ADR (USD)	22,000	221,540

REAL ESTATE—RETAIL 0.2%
BR Malls Participacoes SA	60,774	269,987

WATER 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	20,418	214,550
TOTAL BRAZIL		1,029,105

	Number of Shares	Value
CANADA 3.4%
ENERGY—OIL & GAS 0.3%
Suncor Energy	14,461	$506,816

MATERIALS 1.2%
CHEMICALS 0.6%
Agrium (USD)	3,650	391,316
Potash Corp. of Saskatchewan (USD)	33,991	653,987
		1,045,303
METALS & MINING 0.6%
Barrick Gold Corp. (USD)	24,824	399,418
Franco-Nevada Corp.	1,677	129,913
Goldcorp (USD)	15,311	198,431
Teck Resources Ltd., Class B (USD)	10,000	210,900
		938,662
TOTAL MATERIALS		1,983,965

PIPELINES—C-CORP 1.4%
Enbridge	14,511	606,142
Kinder Morgan Canada Ltd., 144A(b)	14,677	203,731
Pembina Pipeline Corp.	29,436	1,032,826
TransCanada Corp.	7,724	381,758
		2,224,457
REAL ESTATE—OFFICE 0.5%
Allied Properties REIT	23,655	755,291
TOTAL CANADA		5,470,529

CHILE 0.2%
MATERIALS—CHEMICALS
Sociedad Quimica y Minera de Chile SA, ADR (USD)	6,176	343,756

CHINA 0.2%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)	256,000	391,950

FRANCE 2.8%
AIRPORTS 0.2%
Aeroports de Paris	1,780	287,798

ENERGY—OIL & GAS 0.8%
Total SA	24,834	1,333,870

	Number of Shares	Value
REAL ESTATE 0.7%
DIVERSIFIED 0.2%
Fonciere des Regions	2,236	$232,269

OFFICE 0.5%
Gecina SA	5,147	834,621
TOTAL REAL ESTATE		1,066,890

TOLL ROADS 1.1%
Eiffage SA	5,174	535,687
Vinci SA	13,823	1,313,528
		1,849,215
TOTAL FRANCE		4,537,773

GERMANY 1.7%
ELECTRIC—REGULATED ELECTRIC 0.2%
Innogy SE, 144A(b)	7,325	325,995

MATERIALS—METALS & MINING 0.1%
ThyssenKrupp AG	3,741	110,869

REAL ESTATE 1.4%
OFFICE 0.3%
Alstria Office REIT AG	36,853	526,381

RESIDENTIAL 1.1%
ADO Properties SA, 144A(b)	8,066	398,631
Deutsche Wohnen AG	31,675	1,344,726
		1,743,357
TOTAL REAL ESTATE		2,269,738
TOTAL GERMANY		2,706,602

HONG KONG 3.1%
CONSUMER STAPLES—FOOD 0.3%
WH Group Ltd. (Cayman Islands), 144A(b)	399,400	424,371

ELECTRIC—REGULATED ELECTRIC 0.3%
CLP Holdings Ltd.	49,000	502,132

REAL ESTATE 2.5%
DIVERSIFIED 2.3%
CK Asset Holdings Ltd.	163,000	1,349,013
Hang Lung Properties Ltd.	376,000	892,396
Sun Hung Kai Properties Ltd.	92,000	1,494,546
		3,735,955

	Number of Shares	Value
RETAIL 0.2%
Link REIT	47,000	$380,857
TOTAL REAL ESTATE		4,116,812
TOTAL HONG KONG		5,043,315

ITALY 0.4%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.	477	28,216
Infrastrutture Wireless Italiane S.p.A., 144A(b)	47,358	313,446
		341,662
ENERGY—OIL & GAS 0.2%
Eni S.p.A.	14,824	245,287
TOTAL ITALY		586,949

JAPAN 3.9%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.	9,292	255,576

INDUSTRIAL—MACHINERY 0.4%
Kubota Corp.	37,445	680,682

MATERIALS—METALS & MINING 0.3%
JFE Holdings	13,000	253,877
Nippon Steel & Sumitomo Metal Corp.	12,500	286,992
		540,869
RAILWAYS 0.3%
West Japan Railway Co.	6,500	451,837

REAL ESTATE 2.7%
DIVERSIFIED 1.8%
Activia Properties	115	477,272
Hulic Co., Ltd.	4,000	39,209
Mitsui Fudosan Co., Ltd.	50,997	1,105,822
Sumitomo Realty & Development Co., Ltd.	16,000	484,159
Tokyo Tatemono Co., Ltd.	58,967	754,086
		2,860,548
OFFICE 0.5%
Kenedix Office Investment Corp.	83	456,583
Nippon Building Fund	70	348,989
		805,572

	Number of Shares	Value
RESIDENTIAL 0.1%
Daiwa House REIT Investment Corp.	100	$239,414

RETAIL 0.3%
Japan Retail Fund Investment Corp.	245	439,596
TOTAL REAL ESTATE		4,345,130
TOTAL JAPAN		6,274,094

JERSEY 0.6%
MATERIALS—METALS & MINING
Glencore PLC (GBP)	222,287	1,018,696

LUXEMBOURG 0.3%
MATERIALS—METALS & MINING
ArcelorMittal(a)	17,771	458,403

MEXICO 0.1%
TOLL ROADS
OHL Mexico SAB de CV	131,713	178,221

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.	65,487	304,620

NORWAY 0.4%
MATERIALS—CHEMICALS 0.2%
Yara International ASA	5,722	256,267

REAL ESTATE—OFFICE 0.2%
Entra ASA, 144A(b)	24,009	328,581
TOTAL NORWAY		584,848

RUSSIA 0.3%
ENERGY—OIL & GAS 0.2%
Gazprom OAO, ADR (USD)	50,942	213,447
Lukoil PJSC, ADR (USD)	1,616	85,535
		298,982
MATERIALS—METALS & MINING 0.1%
MMC Norilsk Nickel PJSC, ADR (USD)	9,124	157,070
TOTAL RUSSIA		456,052

SINGAPORE 0.2%
CONSUMER STAPLES—FOOD PRODUCTS
Golden Agri-Resources Ltd.	281,900	77,933
Wilmar International Ltd.	72,500	169,966
		247,899

	Number of Shares	Value
SOUTH KOREA 0.5%
MATERIALS—METALS & MINING
Korea Zinc Co., Ltd.	531	$229,721
POSCO	1,825	505,107
		734,828
SPAIN 1.2%
ELECTRIC—REGULATED ELECTRIC 0.2%
Red Electrica Corp. SA	12,762	268,183

REAL ESTATE—DIVERSIFIED 0.6%
Merlin Properties Socimi SA	70,067	970,559

TOLL ROADS 0.4%
Ferrovial SA	33,602	739,678
TOTAL SPAIN		1,978,420

SWEDEN 0.5%
REAL ESTATE
DIVERSIFIED 0.4%
Fastighets AB Balder, Class B(a)	12,411	322,735
Hufvudstaden AB	17,115	292,083
		614,818
HOTEL 0.1%
Pandox AB	14,268	271,700
TOTAL SWEDEN		886,518

SWITZERLAND 0.1%
AIRPORTS
Flughafen Zuerich AG	1,056	238,823

UNITED KINGDOM 4.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.3%
Associated British Foods PLC	12,230	523,275

ELECTRIC—REGULATED ELECTRIC 0.3%
National Grid PLC	38,214	473,458

ENERGY 1.1%
INTEGRATED OIL & GAS 0.8%
Royal Dutch Shell PLC	37,739	1,160,334

OIL & GAS 0.3%
BP PLC	78,686	503,261
TOTAL ENERGY		1,663,595

	Number of Shares	Value

MATERIALS—METALS & MINING 0.7%
Antofagasta PLC	25,843	$328,635
BHP Billiton PLC	37,993	669,220
KAZ Minerals PLC(a)	10,594	109,806
		1,107,661
REAL ESTATE 1.7%
DIVERSIFIED 0.1%
LondonMetric Property PLC	64,812	144,342

HEALTH CARE 0.2%
Assura PLC	412,452	346,534

INDUSTRIALS 0.7%
Segro PLC	130,255	935,543
Tritax Big Box REIT PLC	99,367	189,608
		1,125,151
OFFICE 0.2%
Derwent London PLC	5,052	189,145
Workspace Group PLC	12,180	144,850
		333,995
RESIDENTIAL 0.2%
UNITE Group PLC	44,026	405,589

SELF STORAGE 0.3%
Big Yellow Group PLC	19,220	194,964
Safestore Holdings PLC	41,570	243,258
		438,222
TOTAL REAL ESTATE		2,793,833

WATER—WATER UTILITIES 0.3%
United Utilities Group PLC	44,329	507,580
TOTAL UNITED KINGDOM		7,069,402

UNITED STATES 30.7%
COMMUNICATIONS—TOWERS 1.8%
American Tower Corp.	13,604	1,859,395
Crown Castle International Corp.	10,504	1,050,190
		2,909,585

	Number of Shares	Value
CONSUMER—NON-CYCLICAL 1.7%
AGRICULTURE 0.7%
Archer-Daniels-Midland Co.	10,096	$429,181
Bunge Ltd.	10,199	708,422
		1,137,603
FOOD PRODUCTS 1.0%
Ingredion	975	117,624
Pinnacle Foods	4,684	267,784
Tyson Foods, Class A	16,513	1,163,341
		1,548,749
TOTAL CONSUMER—NON-CYCLICAL		2,686,352

DIVERSIFIED 0.1%
Macquarie Infrastructure Co. LLC	2,273	164,065

ELECTRIC 1.4%
INTEGRATED ELECTRIC 0.4%
NextEra Energy	2,512	368,133
Pattern Energy Group	8,446	203,549
		571,682
REGULATED ELECTRIC 1.0%
Edison International	9,172	707,803
Great Plains Energy	6,854	207,676
Xcel Energy	16,311	771,837
		1,687,316
TOTAL ELECTRIC		2,258,998

ENERGY 2.5%
OIL & GAS 2.2%
Chevron Corp.	6,442	756,935
EOG Resources	5,474	529,555
Exxon Mobil Corp.	18,176	1,490,068
Marathon Petroleum Corp.	6,726	377,194
Pioneer Natural Resources Co.	2,779	410,014
		3,563,766
OIL & GAS SERVICES 0.3%
Schlumberger Ltd.	6,593	459,928
TOTAL ENERGY		4,023,694

	Number of Shares	Value
GAS DISTRIBUTION 0.7%
Atmos Energy Corp.	4,315	$361,770
Sempra Energy	6,442	735,225
		1,096,995
GOLD 3.9%
iShares Gold Trust ETF(a)	511,280	6,293,857

INDUSTRIALS 0.5%
DIVERSIFIED MANUFACTURING 0.1%
Caterpillar	1,011	126,082

MACHINERY 0.4%
Deere & Co.	6,129	769,741
TOTAL INDUSTRIALS		895,823

MATERIALS 1.2%
CHEMICALS 0.3%
FMC Corp.	6,173	551,311

METALS & MINING 0.9%
Alcoa Corp.(a)	13,157	613,379
Freeport-McMoRan(a)	12,318	172,945
Newmont Mining Corp.	10,149	380,689
Steel Dynamics	6,333	218,298
		1,385,311
TOTAL MATERIALS		1,936,622

PIPELINES 1.9%
PIPELINES—C-CORP 1.8%
Antero Midstream GP LP	16,983	347,642
Cheniere Energy(a)	15,687	706,542
Kinder Morgan	48,783	935,658
ONEOK	15,089	836,082
		2,825,924
PIPELINES—MLP 0.1%
Hess Midstream Partners LP	9,330	204,980
TOTAL PIPELINES		3,030,904

RAILWAYS 0.1%
CSX Corp.	2,807	152,308

	Number of Shares	Value
REAL ESTATE 14.5%
DATA CENTERS 1.2%
CyrusOne	4,769	$281,037
Digital Realty Trust	9,853	1,165,906
Equinix	987	440,498
		1,887,441
HEALTH CARE 1.6%
HCP	49,581	1,379,839
Welltower	17,273	1,213,947
		2,593,786
HOTEL 0.8%
Hilton Worldwide Holdings	5,276	366,418
Host Hotels & Resorts	24,904	460,475
Sunstone Hotel Investors	32,863	528,108
		1,355,001
INDUSTRIALS 0.5%
Prologis	14,017	889,519

OFFICE 2.7%
Corporate Office Properties Trust	19,984	656,075
Cousins Properties	64,111	598,797
Douglas Emmett	16,954	668,326
Empire State Realty Trust, Class A	26,013	534,307
Kilroy Realty Corp.	9,319	662,767
SL Green Realty Corp.	5,431	550,269
Vornado Realty Trust	9,627	740,124
		4,410,665
RESIDENTIAL 4.0%
APARTMENT 2.4%
Apartment Investment & Management Co., Class A	15,432	676,848
AvalonBay Communities	8,216	1,465,899
Essex Property Trust	2,646	672,163
UDR	29,140	1,108,194
		3,923,104
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	8,246	701,570

	Number of Shares	Value
Sun Communities	11,575	$991,746
		1,693,316
SINGLE FAMILY 0.2%
American Homes 4 Rent, Class A	15,923	345,688

STUDENT HOUSING 0.3%
American Campus Communities	9,690	427,813
TOTAL RESIDENTIAL		6,389,921

SELF STORAGE 0.8%
Extra Space Storage	13,202	1,055,104
Life Storage	3,647	298,361
		1,353,465
SHOPPING CENTERS 2.8%
COMMUNITY CENTER 0.9%
Kimco Realty Corp.	25,184	492,347
Weingarten Realty Investors	30,202	958,612
		1,450,959
FREE STANDING 0.6%
Realty Income Corp.	17,405	995,392

REGIONAL MALL 1.3%
GGP	43,752	908,729
Simon Property Group	7,128	1,147,679
		2,056,408
TOTAL SHOPPING CENTERS		4,502,759

SPECIALTY 0.1%
GEO Group/The	5,490	147,681
TOTAL REAL ESTATE		23,530,238

WATER 0.4%
American Water Works Co.	8,532	690,324
TOTAL UNITED STATES		49,669,765
TOTAL COMMON STOCK (Identified cost—$83,305,626)		95,309,513

	Number of Shares		Value
PREFERRED SECURITIES—$25 PAR VALUE 0.3%
UNITED STATES
BANKS
GMAC Capital Trust I, 7.10%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)(c)	15,400		$406,560
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$390,976)			406,560

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 5.2%
CAYMAN ISLANDS 0.6%
BANKS—FOREIGN 0.3%
SMFG Preferred Capital, 9.50% to 7/25/18, 144A (USD)(b),(d),(e)	$400,000		424,638

INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (USD)(b)	500	†	580,000
TOTAL CAYMAN ISLANDS			1,004,638

FRANCE 0.5%
BANKS—FOREIGN 0.3%
Credit Agricole SA, 8.375% to 10/13/19, 144A (USD)(b),(d),(e)	400,000		445,000

INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.2%
CNP Assurances, 7.50% to 10/18/18 (USD)(d),(e)	400,000		421,250
TOTAL FRANCE			866,250

JAPAN 0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (USD)(b),(d),(e)	250,000		286,094

NETHERLANDS 0.5%
BANKS—FOREIGN
Rabobank Nederland, 11.00% to 6/30/19, 144A (USD)(b),(d),(e)	750,000		850,312

SWITZERLAND 0.5%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% to 9/1/19, Series EMTN (USD)(d),(e)	750,000		787,570

	Principal Amount	Value
UNITED KINGDOM 0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Friends Life Holdings PLC, 7.875% to 11/8/18 (USD)(d),(e)	$300,000	$318,456

UNITED STATES 2.7%
BANKS 0.5%
Citigroup, 6.125% to 11/15/20, Series R (d)	140,000	149,975
Goldman Sachs Group/The, 3.063%, due 10/28/27, Series GMTN (FRN) (3 Mo. US LIBOR + 1.750%)(c)	175,000	182,376
JPMorgan Chase & Co., 1.867%, due 3/9/21, (FRN) (3 Mo. US LIBOR + 0.550%)(c)	100,000	100,117
PNC Financial Services Group, 6.75% to 8/1/21(d),(e)	175,000	197,094
Wells Fargo & Co., 7.98% to 3/15/18, Series K (d),(e)	250,000	257,812
		887,374
COMMUNICATIONS—TELECOMMUNICATION 0.2%
AT&T, 5.20%, due 3/15/20	250,000	267,818

ELECTRIC—INTEGRATED 0.3%
Dominion Energy, 2.50%, due 12/1/19	135,000	136,226
Emera US Finance LP, 2.15%, due 6/15/19	300,000	300,245
		436,471
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.3%
Caterpillar Financial Services Corp., 1.85%, due 9/4/20, Series GMTN	150,000	149,371
Daimler Finance North America LLC, 2.20%, due 5/5/20, 144A(b)	100,000	100,156
General Motors Financial Co., 2.234%, due 4/13/20, (FRN) (3 Mo. US LIBOR + 0.930%)(c)	188,000	189,057
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(e)	100,000	104,312
		542,896
INSURANCE 0.5%
LIFE/HEALTH INSURANCE 0.2%
Prudential Financial, 8.875% to 6/15/18, due 6/15/38(e)	364,000	382,200

MULTI-LINE 0.3%
Hartford Financial Services Group/The, 8.125% to 6/15/18, due 6/15/38(e)	400,000	416,000
TOTAL INSURANCE		798,200

	Principal Amount	Value
REAL ESTATE 0.9%
DIVERSIFIED 0.4%
VEREIT, 3.00%, due 8/1/18, (Convertible)	$550,000	$554,125

FINANCE 0.2%
iStar, 6.50%, due 7/1/21	150,000	157,125
Ventas Realty LP/Ventas Capital Corp., 4.00%, due 4/30/19	195,000	200,055
		357,180
HEALTH CARE 0.1%
Senior Housing Properties Trust, 3.25%, due 5/1/19	100,000	101,166

SPECIALTY 0.2%
Digital Realty Trust LP, 5.25%, due 3/15/21	250,000	271,707
Digital Realty Trust LP, 5.875%, due 2/1/20	100,000	107,570
		379,277
TOTAL REAL ESTATE		1,391,748
TOTAL UNITED STATES		4,324,507
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,374,458)		8,437,827

CORPORATE BONDS 1.8%
CAYMAN ISLANDS 0.2%
INSURANCE
XLIT Ltd., 2.30%, due 12/15/18 (USD)	288,000	289,205

UNITED KINGDOM 0.3%
BANKS—FOREIGN
HSBC Holdings PLC, 2.801%, due 1/5/22, (FRN) (3 Mo. US LIBOR + 1.500%) (USD)(c)	100,000	103,238
Standard Chartered PLC, 2.10%, due 8/19/19, 144A (USD)(b)	300,000	299,778
TOTAL UNITED KINGDOM		403,016

UNITED STATES 1.3%
ELECTRIC—REGULATED ELECTRIC 0.2%
Southern Co./The, 2.15%, due 9/1/19	250,000	250,694

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.1%
General Motors Financial Co, 2.40%, due 5/9/19	200,000	200,958

REAL ESTATE 0.9%
DIVERSIFIED 0.3%
WEA Finance LLC, 2.70%, due 9/17/19, 144A(b)	435,000	439,037

	Principal Amount	Value
FINANCE 0.3%
VEREIT Operating Partnership LP, 3.00%, due 2/6/19	$500,000	$504,638

SHOPPING CENTERS 0.3%
Kimco Realty Corp., 6.875%, due 10/1/19	250,000	272,419
Realty Income Corp., 6.75%, due 8/15/19	250,000	271,396
		543,815
TOTAL REAL ESTATE		1,487,490

UTILITIES—INTEGRATED ELECTRIC 0.1%
Progress Energy, 4.875%, due 12/1/19	200,000	211,810
TOTAL UNITED STATES		2,150,952
TOTAL CORPORATE BONDS (Identified cost—$2,828,551)		2,843,173

U.S. TREASURY INFLATION-PROTECTED SECURITIES 1.4%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19	687,882	716,773
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20	820,700	850,341
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20	673,476	701,948
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$2,270,265)		2,269,062

	Number of Shares
SHORT-TERM INVESTMENTS 30.3%
MONEY MARKET FUNDS 6.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(f)	10,000,000	10,000,000

	Principal Amount
U.S. TREASURY BILLS 24.1%
U.S. Treasury Bills, 1.10%, due 10/19/17(g)	$16,250,000	16,241,063
U.S. Treasury Bills, 0.968%, due 11/30/17(g)	12,880,000	12,859,224

		Principal Amount	Value
U.S. Treasury Bills, 1.03%, due 11/9/17(g),(h)		$10,000,000	$9,988,842
			39,089,129
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$49,088,867)			49,089,129

TOTAL INVESTMENTS (Identified cost—$146,258,743)	97.9%		158,355,264
OTHER ASSETS IN EXCESS OF LIABILITIES(i)	2.1		3,388,835
NET ASSETS	100.0%		$161,744,099

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

† Represents shares.

(a) Non-income producing security.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $5,419,770 or 3.4% of the net assets of the Fund, of which 0.0% are illiquid.

(c) Variable rate.  Rate shown is in effect at September 30, 2017.

(d) Perpetual security.  Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.  The date indicated, if any, represents the next call date.

(e) Security converts to floating rate after the indicated fixed-rate coupon period.

(f) Rate quoted represents the annualized seven-day yield of the fund.

(g) The rate shown is the effective yield on the date of purchase.

(h) All or a portion of this security has been pledged as collateral for futures contracts. $4,446,033 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(i) Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2017.

Futures Contracts
Number of Contracts	Description	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING:
87	Aluminum HG LME	$4,420,617	$4,543,575	November 13, 2017	$122,958
70	Brent Crude Oil(a)	3,825,613	3,961,300	November 30, 2017	135,687
48	Coffee C	2,558,962	2,304,900	December 18, 2017	(254,062)
35	Copper	2,571,899	2,585,625	December 27, 2017	13,726
176	Corn	3,422,893	3,126,200	December 14, 2017	(296,693)
12	Cotton No. 2	446,932	410,700	December 6, 2017	(36,232)
27	Gasoline RBOB	1,701,671	1,804,194	October 31, 2017	102,523
55	Gold	6,885,848	7,066,400	December 27, 2017	180,552
94	KC Wheat	2,144,877	2,080,925	December 14, 2017	(63,952)
30	Lean Hogs(a)	778,850	780,600	February 14, 2018	1,750
82	Light Sweet Crude Oil	4,069,948	4,236,940	October 20, 2017	166,992
11	Light Sweet Crude Oil	569,551	571,450	November 20, 2017	1,899
60	Live Cattle	2,709,277	2,766,000	December 29, 2017	56,723
69	Natural Gas	2,106,827	2,074,830	October 27, 2017	(31,997)
64	Natural Gas	2,115,959	2,111,360	January 29, 2018	(4,599)
12	Nickel LME	828,127	753,012	November 13, 2017	(75,115)
10	Nickel LME	566,011	629,371	December 18, 2017	63,360
20	NY Harbor ULSD	1,396,447	1,520,400	October 31, 2017	123,953
6	NY Harbor ULSD	401,557	455,162	November 30, 2017	53,605
19	Platinum	944,258	869,725	January 29, 2018	(74,533)
28	Silver	2,362,321	2,334,640	December 27, 2017	(27,681)
67	Soybean	3,203,667	3,243,638	November 14, 2017	39,971
46	Soybean Meal	1,443,367	1,452,680	December 14, 2017	9,313
67	Soybean Oil	1,331,676	1,319,364	December 14, 2017	(12,312)
135	Sugar 11	2,231,077	2,131,920	February 28, 2018	(99,157)
111	Wheat	2,668,092	2,487,787	December 14, 2017	(180,305)
25	Zinc LME	1,736,267	1,980,156	November 13, 2017	243,889
15	Zinc LME	938,656	1,187,250	December 18, 2017	248,594
1	Zinc LME	74,741	78,425	May 14, 2018	3,684
17	Zinc LME	1,268,039	1,299,650	December 17, 2018	31,611

SHORT FUTURES OUTSTANDING:
4	Aluminum HG LME	$(209,788)	$(208,900)	November 13, 2017	$888
23	Brent Crude Oil(a)	(1,292,809)	(1,306,170)	October 31, 2017	(13,361)
41	Coffee Robusta	(861,722)	(806,880)	November 30, 2017	54,842
38	Cotton No. 2	(1,323,352)	(1,287,820)	March 7, 2018	35,532
6	Feeder Cattle(a)	(421,980)	(456,675)	October 26, 2017	(34,695)
17	Feeder Cattle(a)	(1,278,178)	(1,287,963)	January 25, 2018	(9,785)
45	KC Wheat	(1,019,438)	(1,035,562)	March 14, 2018	(16,124)
24	Lean Hogs(a)	(570,229)	(575,520)	December 14, 2017	(5,291)
5	Nickel LME	(320,697)	(313,755)	November 13, 2017	6,942
10	Nickel LME	(650,994)	(629,370)	December 18, 2017	21,624
9	Palladium	(834,393)	(843,165)	December 27, 2017	(8,772)
5	Zinc LME	(373,210)	(396,032)	November 13, 2017	(22,822)
15	Zinc LME	(976,242)	(1,187,250)	December 18, 2017	(211,008)
17	Zinc LME	(1,297,198)	(1,333,225)	May 14, 2018	(36,027)
					$206,095

(a) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:	$95,309,513	$95,309,513	$—	$—
Preferred Securities - $25 Par Value	406,560	406,560	—	—
Preferred Securities - Capital Securities	8,437,827	—	8,437,827	—
Corporate Bonds	2,843,173	—	2,843,173	—
U.S. Treasury Inflation- Protected Securities	2,269,062	—	2,269,062	—
Short-Term Investments	49,089,129	—	49,089,129	—
Total Investments(a)	$158,355,264	$95,716,073	$62,639,191	$—
Futures Contracts	$1,720,618	$1,720,618	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$1,720,618	$1,720,618	$—	$—
Futures Contracts	$(1,514,523)	$(1,514,523)	$—	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(1,514,523)	$(1,514,523)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock — United States
Balance as of December 31, 2016	$1,133,640
Sales	(1,150,024)
Change in unrealized appreciation (depreciation)	16,384
Balance as of September 30, 2017	$—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following summarizes the volume of the Fund’s futures contracts activity during the nine months ended September 30, 2017:

Futures Contracts
Average Notional Balance - Long	$71,178,274
Average Notional Balance - Short	(16,821,088)
Ending Notional Balance - Long	62,168,179
Ending Notional Balance - Short	(11,668,287)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.  Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures.  Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts.  While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017